ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 6,199,686	¥ 5,828,077	$ 886,544
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets	¥ 4,775,221	¥ 3,413,115
Assets, Total [Member]
Variable Interest Entity [Line Items]
Percentage of consolidated total asset accounted by VIE and its subsidiaries	77.02%	58.56%
Liabilities, Total [Member]
Variable Interest Entity [Line Items]
Percentage of consolidated total liability accounted by VIE and its subsidiaries	91.49%	87.82%
Exclusive Call Option Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Total assets	¥ 100